Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of operating segments
By operating segment:

Adjusted profit/(loss) before tax
	2022
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income before change in expected credit losses and other credit impairment charges	2,413	1,571	(8)	1,432	1,492	(118)	6,782
– of which: net interest income/(expense)	(54)	903	(16)	925	710	(564)	1,904
Change in expected credit losses and other credit impairment charges	(1)	(153)	(1)	(54)	(7)	(6)	(222)
Net operating income/(expense)	2,412	1,418	(9)	1,378	1,485	(124)	6,560
Total operating expenses	(1,940)	(932)	(318)	(593)	(908)	(115)	(4,806)
Operating profit/(loss)	472	486	(327)	785	577	(239)	1,754
Share of loss in associates and joint ventures	—	—	(2)	—	—	(28)	(30)
Adjusted profit/(loss) before tax	472	486	(329)	785	577	(267)	1,724
	%	%	%	%	%		%
Adjusted cost efficiency ratio	80.4	59.3	n/a	41.4	60.9		70.9

	2021
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	2,055	1,367	579	1,095	1,275	(41)	6,330
– of which: net interest income/(expense)	(232)	568	224	649	567	(22)	1,754
Change in expected credit losses and other credit impairment charges	1	140	5	7	23	(2)	174
Net operating income/(expense)	2,056	1,507	584	1,102	1,298	(43)	6,504
Total operating expenses	(2,064)	(918)	(485)	(612)	(975)	(64)	(5,118)
Operating profit/(loss)	(8)	589	99	490	323	(107)	1,386
Share of profit in associates and joint ventures	—	—	—	—	—	191	191
Adjusted profit/(loss) before tax	(8)	589	99	490	323	84	1,577
	%	%	%	%	%		%
Adjusted cost efficiency ratio	100.4	67.2	83.9	55.9	76.5		80.9

	2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,968	1,381	624	1,133	1,035	(144)	5,997
– of which: net interest income/(expense)	(96)	651	46	686	664	(53)	1,898
Change in expected credit losses and other credit impairment charges	1	(448)	(4)	(322)	(39)	4	(808)
Net operating income/(expense)	1,969	933	620	811	996	(140)	5,189
Total operating expenses	(1,949)	(878)	(672)	(659)	(1,128)	(86)	(5,372)
Operating profit/(loss)	20	55	(52)	152	(132)	(226)	(183)
Share of profit in associates and joint ventures	—	—	—	—	—	(1)	(1)
Adjusted profit/(loss) before tax	20	55	(52)	152	(132)	(227)	(184)
	%	%	%	%	%		%
Adjusted cost efficiency ratio	99.0	63.6	107.7	58.2	109.0		89.6
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue. It includes inter-segment revenue which is eliminated in Corporate centre, amounting to £120m (2021: £124m; 2020: £167m).

Reported external net operating income
Reported external net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2022	2021	2020
	£m	£m	£m
Reported external net operating income by country	4,646	6,120	5,900
– United Kingdom	3,161	2,937	2,914
– France[1]	171	1,677	1,528
– Germany	732	887	814
– Other countries[1]	582	619	644
1    2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.

Adjusted results reconciliation and reconciliation of reported amounts to adjusted amounts

Adjusted results reconciliation
	2022			2021			2020
	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Revenue[1]	6,782	(2,136)	4,646	6,330	(210)	6,120	5,997	(97)	5,900
ECL	(222)	—	(222)	174	—	174	(808)	—	(808)
Operating expenses	(4,806)	(547)	(5,353)	(5,118)	(344)	(5,462)	(5,372)	(1,333)	(6,705)
Share of profit/(loss) in associates and joint ventures	(30)	—	(30)	191	—	191	(1)	—	(1)
Profit/(loss) before tax	1,724	(2,683)	(959)	1,577	(554)	1,023	(184)	(1,430)	(1,614)
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted profit/(loss) reconciliation
	2022	2021	2020
	£m	£m	£m
Year ended 31 Dec
Adjusted profit/(loss) before tax	1,724	1,577	(184)
Significant items	(2,683)	(554)	(1,430)
– fair value movements on financial instruments[1]	43	(5)	(3)
– European restructurings	(2,034)	(23)	—
– restructuring and other related costs	(692)	(526)	(773)
– settlements and provisions in connection with legal and regulatory matters	—	—	(9)
– impairment of other intangible assets	—	—	(645)
Reported profit/(loss) before tax	(959)	1,023	(1,614)
1 Includes fair value movements on non-qualifying hedges and debit valuation adjustments on derivatives.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
31 Dec 2022
Loans and advances to customers	2,785	37,523	115	25,219	6,826	146	72,614
Customer accounts	45,320	79,606	5,903	55,749	29,211	159	215,948

31 Dec 2021
Loans and advances to customers	2,016	37,685	197	23,529	27,574	176	91,177
Customer accounts	34,243	74,179	4,355	50,297	41,939	228	205,241